8. STOCK BASED COMPENSATION (Details Narrative)- annual (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 Annual Member	Dec. 31, 2012 Annual Member	Dec. 31, 2011 Annual Member	Dec. 31, 2010 Annual Member	Dec. 31, 2013 Discharge of Debt [Member] Annual Member	Dec. 31, 2012 Discharge of Debt [Member] Annual Member	Dec. 31, 2013 Discharge of Debt [Member] Annual Member	Dec. 31, 2012 Discharge of Debt [Member] Annual Member
Shares for Equity Incentive Plan					50,000,000
Stock Issued for Employee Compensation							14,116,433		108,501		108,501
Employee Stock option expense		$ 450,000		$ 450,000		$ 92,065
Shares Authorized for Equity Incentive Program					50,000,000
Shares issued For Expenses and Liabilitites				13,111,904	14,250,000			4,500,000	15,000	75,000	1,500,000
Amount of Expenses and Liabilities				328,000	285,000			90,900	161,463		161,463
Preferred Stock Issued									5,000,000		5,000,000
Options Granted During Period				10,000,000
Value of Stock Options				0
Accrued Interest	$ 50,625		$ 43,125	$ 43,125	$ 54,885